SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, 2023 Offering (Details) - 2023 Offering	12 Months Ended
Jan. 31, 2025 $ / shares
Expected life of warrants	2 years
Risk-Free Interest Rate	2.64%
Annualized volatility	242.00%
Fair Value at the date of transaction	$ 0.435